Compensatory Unit Awards and Option Plans (Details) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended								1 Months Ended	12 Months Ended											1 Months Ended	12 Months Ended							12 Months Ended
	May 31, 2011	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 1997 Eligible Directors [Member]	Dec. 31, 2012 Restricted Holding Units [Member]	Dec. 31, 2011 Restricted Holding Units [Member]	Dec. 31, 2010 Restricted Holding Units [Member]	Dec. 31, 2011 Repurchased Holding Units [Member]	Dec. 31, 2011 Options [Member]	Dec. 31, 2012 Options [Member]	Dec. 31, 2011 Options [Member]	Dec. 31, 2010 Options [Member]	Dec. 31, 1997 Options [Member]	Dec. 31, 2012 Restricted Holding Units Awards (RSUs) [Member]	Dec. 31, 2011 Restricted Holding Units Awards (RSUs) [Member]	Dec. 31, 2010 Restricted Holding Units Awards (RSUs) [Member]	Dec. 31, 2012 Restricted Holding Units Awards (RSUs) [Member] Eligible Directors [Member]	Dec. 31, 2011 Restricted Holding Units Awards (RSUs) [Member] Eligible Directors [Member]	Dec. 31, 2010 Restricted Holding Units Awards (RSUs) [Member] Eligible Directors [Member]	Dec. 31, 1997 Restricted Holding Units Awards (RSUs) [Member] Eligible Directors [Member]	Dec. 31, 2008 Restricted Holding Units Awards (RSUs) [Member] CEO [Member]	Dec. 31, 2012 Restricted Holding Units Awards (RSUs) [Member] CEO [Member]	Dec. 31, 2011 Restricted Holding Units Awards (RSUs) [Member] CEO [Member]	Dec. 31, 2010 Restricted Holding Units Awards (RSUs) [Member] CEO [Member]	Dec. 31, 1997 Restricted Holding Units Awards (RSUs) [Member] CEO [Member]	Dec. 31, 2012 Long Term Incentive Plan 2010 [Member]	Dec. 31, 2012 Long Term Incentive Plan 2010 [Member] Newly-Issued Holding Units [Member]	Dec. 31, 2012 Long Term Incentive Plan 2010 [Member] Restricted Holding Units [Member]	Dec. 31, 1997 Long Term Incentive Plan 1997 [Member]	Dec. 31, 2012 Long Term Incentive Plan 1997 [Member] Restricted Holding Units [Member]	Dec. 31, 1997 Long Term Incentive Plan 1997 [Member] Options [Member] Eligible Directors [Member]	Dec. 31, 2012 Incentive Compensation Program [Member] Restricted Holding Units Awards (RSUs) [Member]	Dec. 31, 2010 Incentive Compensation Program [Member] Restricted Holding Units Awards (RSUs) [Member]	Dec. 31, 1997 Incentive Compensation Program [Member] Restricted Holding Units Awards (RSUs) [Member]	Dec. 31, 2012 Century Club Plan [Member] Restricted Holding Units Awards (RSUs) [Member]	Dec. 31, 2011 Century Club Plan [Member] Restricted Holding Units Awards (RSUs) [Member]	Dec. 31, 2010 Century Club Plan [Member] Restricted Holding Units Awards (RSUs) [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2010 Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, expiration date																													Jun. 30, 2020			Jul. 26, 2010
Number of newly-issued Holding Units with respect to which awards may be granted (in shares)																														30,000,000	60,000,000
Number of options granted (in shares)				114,443	70,238	387,661							114,443																210,591
Number of units issued, net of forfeitures, under the 2010 Plan (in units)																													24,563,327
Holding Units available for grants (in shares)																													35,226,082
Terms established at the time of grant (in years)	3 year																																10
Share-based payment award granted and exercisable at rate of Holding units (in hundredths)																																20.00%		33.30%
Description of equity-based compensation award							on each of the first three anniversary dates of the date of grant									on each of the first five anniversary dates of the date of grant				vest on the third anniversary of grant date	vest on the third anniversary of grant date	vest on the third anniversary of grant date	third anniversary of the grant date
Share-based payment award, award vesting rights																												vest 20 percent on each of the first five anniversary dates of the grant date									vest 25 percent on December 1st of the subsequent four years	vest over 4 years	vest over 4 years	vest over 3 years
Number of options granted (including grants to independent directors) (in shares)				114,443	70,238	387,661							114,443																210,591
Weighted average fair value of options to buy Holding Units granted (in dollars per share)				$ 3.67	$ 5.98	$ 6.18
Options to Buy Holding Units [Roll Forward]
Outstanding, beginning balance (in shares)													8,994,229
Granted (in shares)				114,443	70,238	387,661							114,443																210,591
Exercised (in shares)		33,903	812,642	0	86,543								0
Forfeited (in shares)													(11,500)
Expired (in shares)													(543,827)
Outstanding, Ending balance (in shares)												8,994,229	8,553,345	8,994,229
Exercisable, Ending balance (in shares)													4,237,915
Vested or expected to vest (in shares)													8,553,345
Weighted Average Exercise Price Per Option [Abstract]
Outstanding, beginning balance (in dollars per share)													$ 39.63
Granted ( in dollars per share)													$ 14.58
Exercised (in dollars per share)													$ 0
Forfeited (in dollars per share)													$ 33.18
Expired (in dollars per share)													$ 32.34
Outstanding, Ending Balance (in dollars per share)												$ 39.63	$ 39.77	$ 39.63
Exercisable (in dollars per share)													$ 33.85
Vested or expected to vest (in dollars per share)													$ 39.77
Options outstanding weighted average remaining contractual term (in years)													5 years 9 months 18 days	6 years 4 months 24 days
Exercisable weighted average remaining contractual term													5 years 8 months 12 days
Vested and expected to vest, outstanding, weighted average remaining contractual term													5 years 9 months 18 days
Options outstanding aggregate intrinsic value													$ 0
Exercisable, aggregate intrinsic value													0
Vested or expected to vest, Outstanding, Aggregate Intrinsic Value													0
Total intrinsic value of options exercised													0	400,000	5,600,000
Incremental compensation expense																									2,500,000
Incremental compensation expense, next fiscal year																									5,100,000
Compensation expense								20,100,000	32,900,000	23,200,000			1,200,000	36,400,000	9,100,000					400,000	400,000	200,000			13,000,000	10,500,000	10,500,000											700,000	3,000,000	1,200,000
One-time, non-cash long-term incentive compensation charge											15,800,000	35,200,000																											2,200,000
Compensation cost related to unvested restricted Holding Unit awards granted and not yet recognized													200,000				59,300,000
Restricted Holding Units granted (in shares)								630,630	1,649,973	1,369,751							12,099,291			28,812	19,313	5,275		2,722,052	2,722,052										8,671,253	11,594,207		47,450	57,828	95,531
Grant date fair values per restricted Holding units, minimum (in dollars per share)								$ 12.13	$ 16.29	$ 23.72										$ 14.58	$ 21.75	$ 28.46		$ 19.20														$ 17.91	$ 13.38	$ 23.72
Cost is expected to be recognized over a weighted average period (in years)																	4 years
Grant date fair values of these awards, maximum (in dollars per share)								$ 17.58	$ 22.71	$ 28.37																										$ 32.06				$ 27.45
Long-term incentive awards vesting period				4 years																					6 years 6 months																2 years		5 years
Holding Units [Roll forward]
Unvested, beginning balance (in shares)																	15,574,191
Granted (in shares)								630,630	1,649,973	1,369,751							12,099,291			28,812	19,313	5,275		2,722,052	2,722,052										8,671,253	11,594,207		47,450	57,828	95,531
Vested (in shares)																	(8,507,437)
Forfeited (in shares)																	(728,556)
Unvested, Ending balance (in shares)																	18,437,489	15,574,191
Weighted Average Grant Date Fair Value per Holding Unit [Abstract]
Unvested, beginning balance (in dollars per share)			$ 18.79														$ 23.88
Granted (in dollars per share)				$ 14.48																					$ 12.17										$ 14.9
Vested (in dollars per share)				$ 21.65
Forfeited (in dollars per share)				$ 20.67
Unvested, Ending balance (in dollars per share)				$ 18.79														$ 23.88
Total grant date fair value																	$ 184,200,000	$ 140,200,000	$ 73,400,000						$ 33,100,000
Fair value assumptions and methodology [Abstract]
Fair value assumptions, method used				Black-Scholes option valuation model	Black-Scholes option valuation model	Black-Scholes option valuation model
Risk free interest rate (in hundredths)				0.70%	1.90%
Risk-free interest rate, minimum (in hundredths)						2.20%
Risk-free interest rate, maximum (in hundredths)						2.30%
Expected cash distribution yield (in hundredths)				6.20%	5.40%																																					7.20%		8.20%
Historical volatility factor (in hundredths)				49.20%	47.30%
Historical volatility factor, lower range (in hundredths)						46.20%
Historical volatility factor, upper range (in hundredths)						46.60%
Expected term				6 years	6 years	6 years